                         Supplement Dated May 1, 2017
                                    to the
                         Prospectus Dated May 1, 2005

      MetLife Income Security Plan/SM/ Variable Income Annuity Contracts

                                   Issued by
                      Metropolitan Life Insurance Company
                                200 Park Avenue
                           New York, New York 10166

This supplement updates certain information in the prospectus dated May 1, 2005, as annually supplemented, describing MetLife Income Security Plan/SM/ group non-qualified and qualified immediate variable income annuity ("Income Annuity") contracts funded by Metropolitan Life Separate Account E. The Income Annuities are no longer available. You should read and retain this supplement for future reference. Please write or call MetLife Life & Income Funding Solutions, P.O. Box 14660, Lexington, KY 40512-4660, telephone number 1-866-438-6477, if you need another copy of the Prospectus. Upon request, financial statements for the insurance company will be sent to you without charge.

1. NAME CHANGES

Effective March 6, 2017, the following name changes occurred:

 FORMER NAME                            NEW NAME
 Met Investors Series Trust             Brighthouse Funds Trust I
 Metropolitan Series Fund               Brighthouse Funds Trust II
 MetLife Advisers, LLC or MetLife
   Advisers                             Brighthouse Investment Advisers, LLC

Your prospectus is updated accordingly.

2. THE CURRENTLY AVAILABLE INVESTMENT CHOICES ARE:

   BRIGHTHOUSE FUNDS TRUST I -- CLASS A
     Brighthouse/Wellington Large Cap Research Portfolio
     Invesco Mid Cap Value Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
   BRIGHTHOUSE FUNDS TRUST II -- CLASS A
     Baillie Gifford International Stock Portfolio
     BlackRock Bond Income Portfolio
     Brighthouse/Wellington Balanced Portfolio
     Brighthouse/Wellington Core Equity Opportunities Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     MetLife Aggregate Bond Index Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Value Portfolio
     Neuberger Berman Genesis Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

Certain Portfolios have been subject to a change. Please see section 8 -- "Additional Information Regarding the Portfolios."

3. SEPARATE ACCOUNT CHARGE

We are waiving 0.08% of the Separate Account Charge for the Investment Division investing in the Brighthouse/Wellington Large Cap Research Portfolio.

We are waiving an amount equal to the Portfolio expenses that are in excess of 0.62% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of the Brighthouse Funds Trust I.

4. TABLE OF EXPENSES

                                                                                              MINIMUM MAXIMUM
                                                                                              ------- -------

Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets,
  including management fees, distribution and/or service (12b-1) fees, and other expenses)...  0.27%   1.00%

PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.

                                                DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                   AND/OR             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                     MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
PORTFOLIO                               FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
---------                            ---------- ------------ -------- --------- --------- ------------- ---------
BRIGHTHOUSE FUNDS TRUST I --
  CLASS A
Brighthouse/Wellington Large Cap
  Research Portfolio................    0.56%        --        0.03%      --      0.59%       0.04%       0.55%
Invesco Mid Cap Value Portfolio.....    0.65%        --        0.03%    0.05%     0.73%       0.02%       0.71%
Morgan Stanley Mid Cap Growth
  Portfolio.........................    0.65%        --        0.05%      --      0.70%       0.01%       0.69%
Oppenheimer Global Equity
  Portfolio.........................    0.66%        --        0.05%      --      0.71%       0.10%       0.61%
BRIGHTHOUSE FUNDS TRUST II --
  CLASS A
Baillie Gifford International Stock
  Portfolio.........................    0.80%        --        0.05%      --      0.85%       0.12%       0.73%
BlackRock Bond Income Portfolio.....    0.33%        --        0.04%      --      0.37%         --        0.37%
Brighthouse/Wellington Balanced
  Portfolio.........................    0.46%        --        0.09%      --      0.55%         --        0.55%
Brighthouse/Wellington Core Equity
  Opportunities Portfolio...........    0.70%        --        0.02%      --      0.72%       0.11%       0.61%
Frontier Mid Cap Growth Portfolio...    0.72%        --        0.03%      --      0.75%       0.02%       0.73%
Jennison Growth Portfolio...........    0.60%        --        0.02%      --      0.62%       0.08%       0.54%
Loomis Sayles Small Cap Core
  Portfolio.........................    0.90%        --        0.06%    0.04%     1.00%       0.08%       0.92%
MetLife Aggregate Bond Index
  Portfolio.........................    0.25%        --        0.03%      --      0.28%       0.01%       0.27%
MetLife Mid Cap Stock Index
  Portfolio.........................    0.25%        --        0.05%    0.01%     0.31%         --        0.31%
MetLife MSCI EAFE(R) Index
  Portfolio.........................    0.30%        --        0.08%    0.01%     0.39%         --        0.39%
MetLife Russell 2000(R) Index
  Portfolio.........................    0.25%        --        0.06%    0.01%     0.32%         --        0.32%
MetLife Stock Index Portfolio.......    0.25%        --        0.02%      --      0.27%       0.01%       0.26%
MFS(R) Value Portfolio..............    0.70%        --        0.02%      --      0.72%       0.14%       0.58%
Neuberger Berman Genesis
  Portfolio.........................    0.81%        --        0.04%      --      0.85%       0.01%       0.84%
T. Rowe Price Large Cap Growth
  Portfolio.........................    0.60%        --        0.02%      --      0.62%       0.02%       0.60%
T. Rowe Price Small Cap Growth
  Portfolio.........................    0.47%        --        0.03%      --      0.50%         --        0.50%
Western Asset Management Strategic
  Bond Opportunities Portfolio......    0.57%        --        0.03%    0.01%     0.61%       0.05%       0.56%

The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.

5. YOUR INVESTMENT CHOICES

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1-866-438-6477 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment managers and any sub-investment managers.

YOUR INVESTMENT CHOICES

PORTFOLIO                      INVESTMENT OBJECTIVE                             INVESTMENT ADVISER/SUBADVISER
---------                      --------------------                             -----------------------------
BRIGHTHOUSE FUNDS TRUST I --
 CLASS A
 Brighthouse/Wellington Large  Seeks long-term capital appreciation.            Brighthouse Investment Advisers, LLC
   Cap Research Portfolio                                                       Subadviser: Wellington Management Company LLP
 Invesco Mid Cap Value         Seeks high total return by investing in equity   Brighthouse Investment Advisers, LLC
   Portfolio                   securities of mid-sized companies.               Subadviser: Invesco Advisers, Inc.
 Morgan Stanley Mid Cap        Seeks capital appreciation.                      Brighthouse Investment Advisers, LLC
   Growth Portfolio                                                             Subadviser: Morgan Stanley Investment
                                                                                Management Inc.
 Oppenheimer Global Equity     Seeks capital appreciation.                      Brighthouse Investment Advisers, LLC
   Portfolio                                                                    Subadviser: OppenheimerFunds, Inc.
BRIGHTHOUSE FUNDS TRUST II --
 CLASS A
 Baillie Gifford               Seeks long-term growth of capital.               Brighthouse Investment Advisers, LLC
   International Stock                                                          Subadviser: Baillie Gifford Overseas Limited
   Portfolio
 BlackRock Bond Income         Seeks a competitive total return primarily       Brighthouse Investment Advisers, LLC
   Portfolio                   from investing in fixed-income securities.       Subadviser: BlackRock Advisors, LLC
 Brighthouse/Wellington        Seeks long-term capital appreciation with        Brighthouse Investment Advisers, LLC
   Balanced Portfolio          some current income.                             Subadviser: Wellington Management Company LLP
 Brighthouse/Wellington Core   Seeks to provide a growing stream of income      Brighthouse Investment Advisers, LLC
   Equity Opportunities        over time and, secondarily, long-term capital    Subadviser: Wellington Management Company LLP
   Portfolio                   appreciation and current income.
 Frontier Mid Cap Growth       Seeks maximum capital appreciation.              Brighthouse Investment Advisers, LLC
   Portfolio                                                                    Subadviser: Frontier Capital Management
                                                                                Company, LLC
 Jennison Growth Portfolio     Seeks long-term growth of capital.               Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Core  Seeks long-term capital growth from              Brighthouse Investment Advisers, LLC
   Portfolio                   investments in common stocks or other            Subadviser: Loomis, Sayles & Company, L.P.
                               equity securities.
 MetLife Aggregate Bond Index  Seeks to track the performance of the            Brighthouse Investment Advisers, LLC
   Portfolio                   Bloomberg Barclays U.S. Aggregate Bond           Subadviser: MetLife Investment Advisors, LLC
                               Index.
 MetLife Mid Cap Stock Index   Seeks to track the performance of the            Brighthouse Investment Advisers, LLC
   Portfolio                   Standard & Poor's MidCap 400(R) Composite        Subadviser: MetLife Investment Advisors, LLC
                               Stock Price Index.
 MetLife MSCI EAFE(R) Index    Seeks to track the performance of the MSCI       Brighthouse Investment Advisers, LLC
   Portfolio                   EAFE(R) Index.                                   Subadviser: MetLife Investment Advisors, LLC
 MetLife Russell 2000(R)       Seeks to track the performance of the Russell    Brighthouse Investment Advisers, LLC
   Index Portfolio             2000(R) Index.                                   Subadviser: MetLife Investment Advisors, LLC
 MetLife Stock Index Portfolio Seeks to track the performance of the            Brighthouse Investment Advisers, LLC
                               Standard & Poor's 500(R) Composite Stock         Subadviser: MetLife Investment Advisors, LLC
                               Price Index.
 MFS(R) Value Portfolio        Seeks capital appreciation.                      Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Massachusetts Financial Services
                                                                                Company
 Neuberger Berman Genesis      Seeks high total return, consisting principally  Brighthouse Investment Advisers, LLC
   Portfolio                   of capital appreciation.                         Subadviser: Neuberger Berman Investment
                                                                                Advisers LLC
 T. Rowe Price Large Cap       Seeks long-term growth of capital.               Brighthouse Investment Advisers, LLC
   Growth Portfolio                                                             Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap       Seeks long-term capital growth.                  Brighthouse Investment Advisers, LLC
   Growth Portfolio                                                             Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management      Seeks to maximize total return consistent        Brighthouse Investment Advisers, LLC
   Strategic Bond              with preservation of capital.                    Subadviser: Western Asset Management Company
   Opportunities Portfolio

Certain Portfolios have been subject to a change. Please see section 8 -- "Additional Information Regarding the Portfolios."

6. REALLOCATIONS

Replace the list of Monitored Portfolios with the following:

Baillie Gifford International Stock Portfolio, Loomis Sayles Small Cap Core Portfolio, MetLife MSCI EAFE(R) Index Portfolio, MetLife Russell 2000(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio

7. REALLOCATIONS -- RESTRICTIONS ON REALLOCATIONS

Replace the third paragraph under "Restrictions on Reallocations" with the following:

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future transfer/reallocation requests to or from any Monitored Portfolios under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

Replace the eighth paragraph under "Restrictions on Reallocations" with the following:

Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the investment manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some investment managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

8. PRINCIPAL UNDERWRITER AND DISTRIBUTOR

The principal executive offices of MetLife Investors Distribution Company are located at 200 Park Avenue, New York, NY 10166.

9. ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

Certain Portfolios and trusts were subject to a name change. The chart below identifies the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.

PORTFOLIO NAME CHANGES

THE FOLLOWING FORMER PORTFOLIOS WERE RENAMED:

FORMER NAME                            NEW NAME
MET INVESTORS SERIES TRUST             BRIGHTHOUSE FUNDS TRUST I

Met/Wellington Large Cap Research      Brighthouse/Wellington Large Cap Research Portfolio --
  Portfolio -- Class A                   Class A

METROPOLITAN SERIES FUND               BRIGHTHOUSE FUNDS TRUST II

Barclays Aggregate Bond Index
  Portfolio -- Class A                 MetLife Aggregate Bond Index Portfolio -- Class A

Met/Wellington Balanced Portfolio --
  Class A                              Brighthouse/Wellington Balanced Portfolio -- Class A

Met/Wellington Core Equity             Brighthouse/Wellington Core Equity Opportunities Portfolio --
  Opportunities Portfolio -- Class A     Class A

MSCI EAFE(R) Index Portfolio --
  Class A                              MetLife MSCI EAFE(R) Index Portfolio -- Class A

Russell 2000(R) Index Portfolio --
  Class A                              MetLife Russell 2000(R) Index Portfolio -- Class A

                  THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                             FOR FUTURE REFERENCE

 200 PARK AVENUE                                    TELEPHONE: (866) 438-6477
 NEW YORK, NEW YORK